                                   SALOMON BROTHERS
                                   INSTITUTIONAL
                                   SERIES FUNDS INC


                                   SEMI-ANNUAL REPORT

                                   AUGUST 31, 1997



                                   HIGH YIELD BOND FUND

                                   EMERGING MARKETS DEBT FUND

                                   ASIA GROWTH FUND





----------------------------------------------------------
           SALOMON BROTHERS ASSET MANAGEMENT
           ---------------------------------------------------------------------

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
--------------------------------------------------------------------------------

                                                           October 22, 1997

To Our Shareholders:

We are pleased to provide you with the semi-annual report for the Salomon Brothers Institutional High Yield Bond Fund, the Salomon Brothers Institutional Emerging Markets Debt Fund and the Salomon Brothers Institutional Asia Growth Fund for the period from March 1, 1997 through August 31, 1997.

HIGH YIELD BOND FUND

The Salomon Brothers Institutional High Yield Bond Fund continued to outperform the benchmark during the six-month period ending August 31, with a total return of 6.66% versus a return of 6.22% for the Salomon Brothers High-Yield Market Index.

The U.S. corporate high yield market, supported by fundamental economic strength and healthy technical factors, continued to post good returns through the end of August. Solid economic growth and low inflation in the United States served to improve credit quality among a broad spectrum of issuers. New issuances, at record rates, were balanced by strong mutual fund cash inflows and demand by collateralized bond obligations. Spurts in economically cyclical industries such as retailers and housing related companies supplemented stable growth in non-cyclical industries, broadly driving credit quality improvements. Credit losses in the market remained well below historical norms and business valuations remained buoyed by the continuing climb of the U.S. equity market. Despite some widening of yield spreads to Treasuries in March and April, spreads contracted over the following months, with spreads at record lows at the end of August.

With average market yield spreads at 285 basis points, we see limited potential for further narrowing, and continue to focus on diversification among industry sectors and improving credits with strong underlying fundamentals.

At August 31, the Fund had 95.7% of its assets invested in high yield securities, with 4.3% in cash.

EMERGING MARKETS DEBT FUND

The Salomon Brothers Emerging Markets Debt Fund continued to outperform the benchmark with a return of 11.17% for the six months ending August 31, 1997, versus a return of 9.67% for the Salomon Brothers Brady Bond Index during the period.

During the first half of 1997, the emerging debt markets benefited from favorable market conditions, attractive yields and positive economic and political settings in many key countries. Swaps of newly issued global bonds for Brady-type securities bolstered the performance of the Brady Bond sector, and the upgrading of Argentine corporates to investment grade, based on a change of rating methodology, had a positive impact. While U.S. stock market volatility during August had a significant impact on emerging markets equities, the effect on emerging markets fixed income was limited. Asian currency markets have remained under pressure, while Latin American local markets did not suffer similar sell-offs. Additionally, the seasonal slowdown and global volatility have shifted market focus away from country fundamentals and toward global asset prices. We expect that once fluctuations in global prices diminish, improving fundamentals should result in further spread tightening.

Our overall market outlook for emerging markets debt continues to be favorable for the remaining months of 1997. Despite potential volatility, we expect fundamentals to remain strong, supported by a benign international interest rate environment, improving credit ratings and the expectation of further debt buybacks. We believe Latin America, with its strong fundamentals, is particularly well-positioned to benefit from these events.

At the end of August, the Fund had allocations of 75.2% to sovereign bonds, 2.5% to corporate bonds, 7.3% in loan participations and 8.9% in U.S. Treasury notes, with the remaining 6.1% in cash. As a percentage of assets, the Fund's largest allocations were invested in the emerging markets of Russia (14.0%), Venezuela (11.2%), Brazil (10.5%) and Mexico (9.2%). By region, approximately 52% of the portfolio was invested in Latin America, 21% in Eastern Europe and the former Soviet Union, and 12% in Asian and African markets.

ASIA GROWTH FUND

The Salomon Brothers Institutional Asia Growth Fund produced total returns well above the Morgan Stanley Capital International All County Asia Free ex-Japan Index for the six-month period ending August 31, 1997, with a total return of 0.82% versus -16.47%, respectively.

The meltdown in Southeast Asian currencies finally spilled over into the regional equity markets at the end of August. Amidst one of the most volatile trading periods in Asian investing history, governmental measures appeared to provide insufficient measures to dampen economic turmoil, as selling pressures prevailed in the markets. With investors facing high equity risk premia, we are focusing on identifying those markets with the strongest fundamentals and reasonable valuations.

As long-term investors, we believe that after a short period of continuing volatility, growth will continue in the Asian markets as these countries transition from export-led growth to expansion based on domestic consumption.

The Fund continues to overweight Northern Asia and India, where we expect market volatility to be lower than in Southern Asia. The inclusion of China Resources Enterprises and Cheung Kong Infrastructure in the Hang Seng Index immediately after Hong Kong's hand-over exemplifies a fundamental shift toward China-related stocks. Our overweight position in India reflects our belief that it is a 'natural' hedge to volatility in the region. We are underweighted in Taiwan, in recognition of what we see as extremely high market valuations.

On September 24, 1997, The Travelers Group Inc. ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc (the 'Adviser'), announced their agreement (the 'Transaction') to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services. Upon consummation of the Transaction, Travelers will become the ultimate parent of the Adviser. Shareholder approval of a new contract with the Adviser will be sought as a result of the Transaction.

Management expects the Transaction to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.

                                          Cordially,


                                          /s/ Michael S. Hyland
                                          _____________________________________
                                          Michael S. Hyland
                                          Chairman & President

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------
           CORPORATE BONDS -- 95.7%
           BASIC INDUSTRIES -- 14.3%
$100,000   Algoma Steel......................................................    12.375%    07/15/05    $  114,750
 100,000   Allied Waste
             (Zero Coupon until 06/01/02, 11.30% thereafter)(a)..............    11.300     06/01/07        67,500
  50,000   Alvey Systems.....................................................    11.375     01/31/03        51,875
 100,000   NL Industries
             (Zero Coupon until 10/15/98, 13.00% thereafter)(a)..............    11.798     10/15/05        96,250
 100,000   Norcal Waste Systems*.............................................    13.250     11/15/05       113,000
 100,000   Renco Metals......................................................    11.500     07/01/03       105,500
 100,000   Shop Vac..........................................................    10.625     09/01/03       107,750
                                                                                                        ----------
                                                                                                           656,625
                                                                                                        ----------
           CONSUMER CYCLICALS -- 9.8%
 100,000   Hollinger.........................................................     9.250     02/01/06       103,000
 150,000   Revlon Worldwide(a)...............................................    10.750     03/15/01       105,750
 150,000   Waxman Industries
             (Zero coupon until 6/01/99, 12.75% thereafter)(a)...............    12.663     06/01/04       130,125
 100,000   Wyndham Hotel.....................................................    10.500     05/15/06       113,250
                                                                                                        ----------
                                                                                                           452,125
                                                                                                        ----------
           CONSUMER NON-CYCLICALS -- 25.6%
 100,000   Berry Plastics....................................................    12.250     04/15/04       110,125
 150,000   Eyecare Centers of America........................................    12.000     10/01/03       164,250
 100,000   Hills Stores......................................................    12.500     07/01/03        84,250
 100,000   Iron Mountain.....................................................    10.125     10/01/06       108,000
 100,000   North Atlantic Trading............................................    11.000     06/15/04       103,500
 100,000   Pen-Tab Industries................................................    10.875     02/01/07        98,750
 100,000   Rayovac...........................................................    10.250     11/01/06       104,875
 100,000   SC International Services.........................................     9.250     09/01/07       100,625
 200,000   Stroh Brewery.....................................................    11.100     07/01/06       209,000
 100,000   Trump Atlantic City...............................................    11.250     05/01/06        97,500
                                                                                                        ----------
                                                                                                         1,180,875
                                                                                                        ----------
           ENERGY -- 11.5%
 100,000   Benton Oil & Gas..................................................    11.625     05/01/03       109,000
 100,000   Dawson Product Services...........................................     9.375     02/01/07       103,000
 100,000   National Energy Group.............................................    10.750     11/01/06       104,250
 200,000   Parker Drilling...................................................     9.750     11/15/06       212,000
                                                                                                        ----------
                                                                                                           528,250
                                                                                                        ----------
           FINANCIAL SERVICES -- 8.1%
 250,000   Coleman Escrow(a).................................................    11.125     05/15/01       165,313
 200,000   Intertek Finance PLC..............................................    10.250     11/01/06       209,500
                                                                                                        ----------
                                                                                                           374,813
                                                                                                        ----------

                See accompanying notes to financial statements.
                                                                          PAGE 3

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------
           HEALTH CARE -- 4.5%
$100,000   Graham Field Health Products......................................     9.750%    08/15/07    $  101,000
 100,000   Maxxim Medical....................................................    10.500     08/01/06       107,750
                                                                                                        ----------
                                                                                                           208,750
                                                                                                        ----------
           MEDIA -- 5.1%
 100,000   Cablevision Systems...............................................    10.500     05/15/16       112,000
 150,000   Marcus Cable
             (Zero Coupon until 06/15/00, 14.125% thereafter)(a).............    13.316     12/15/05       121,875
                                                                                                        ----------
                                                                                                           233,875
                                                                                                        ----------
           TECHNOLOGY -- 9.0%
 100,000   Amphenol..........................................................     9.875     05/15/07       103,500
 100,000   Decisionone.......................................................     9.750     08/01/07       102,500
 100,000   HCC Industries....................................................    10.750     05/15/07       107,000
 100,000   High Voltage Engineering..........................................    10.500     08/15/04       101,250
                                                                                                        ----------
                                                                                                           414,250
                                                                                                        ----------
           TELECOMMUNICATIONS & UTILITIES -- 6.5%
 250,000   ICG Holdings
             (Zero Coupon until 09/15/00, 13.50% thereafter)(a)..............    11.459     09/15/05       191,875
 150,000   International CableTel
             (Zero Coupon until 02/01/01, 11.500% thereafter)(a).............    11.804     02/01/06       108,750
                                                                                                        ----------
                                                                                                           300,625
                                                                                                        ----------
           TRANSPORTATION -- 1.3%
 100,000   TFM (Zero Coupon until 06/01/02, 11.75% thereafter)(a)............    11.398     06/15/09        61,750
                                                                                                        ----------
           TOTAL INVESTMENTS -- 95.7%
             (cost $4,242,931)...............................................                            4,411,938
           Other assets in excess of liabilities -- 4.3%.....................                              197,804
                                                                                                        ----------
           NET ASSETS -- 100.0%..............................................                           $4,609,742
                                                                                                        ----------
                                                                                                        ----------

  * Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
 (a) Zero or step coupon bond. Interest rate shown reflects yield to maturity on date of purchase.

                See accompanying notes to financial statements.
PAGE 4

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                      INTEREST    MATURITY       VALUE
AMOUNT (A)                             DESCRIPTION                               RATE        DATE       (NOTE 1A)
----------   ---------------------------------------------------------------   --------    --------    -----------
             CORPORATE BONDS -- 2.5%
             ENERGY -- 2.5%
$  350,000   Companhia Energetica Sao Paul (cost $348,502)*.................     9.125%    06/26/07    $   344,750
                                                                                                       -----------

             SOVEREIGN BONDS -- 75.2%
             ARGENTINA -- 5.0%
   250,000   Republic of Argentina, Global Bond.............................    11.750     02/12/07        282,813
   200,000   Republic of Argentina, Global Bond(f)..........................    11.000     10/09/06        227,750
   250,000   Republic of Argentina, Par Bond, Series L*.....................     5.500     03/31/23        184,063
                                                                                                       -----------
                                                                                                           694,626
                                                                                                       -----------
             BRAZIL -- 10.5%
 1,008,585   Federal Republic of Brazil, Capitalization Bond(b)(f)..........     8.000     04/15/14        820,736
   750,000   Federal Republic of Brazil, DCB, Series L*.....................     6.938     04/15/12        621,094
                                                                                                       -----------
                                                                                                         1,441,830
                                                                                                       -----------
             BULGARIA -- 4.2%
   750,000   Republic of Bulgaria, IAB*.....................................     6.688     07/28/11        577,500
                                                                                                       -----------
             ECUADOR -- 4.0%
   710,810   Republic of Ecuador, PDI Bond*(b)..............................     6.688     02/27/15        506,452
    54,679   Republic of Ecuador, Registered PDI Bond*(b)...................     6.688     02/27/15         38,959
                                                                                                       -----------
                                                                                                           545,411
                                                                                                       -----------
             IVORY COAST -- 2.1%
   750,000   Ivory Coast, FLIRB(c)(e).......................................     --        12/29/49        294,375
                                                                                                       -----------
             MEXICO -- 9.2%
   675,000   United Mexico States, Global Bond..............................    11.500     05/15/26        800,888
   400,000   United Mexico States, Global Bond..............................    11.375     09/15/16        463,250
                                                                                                       -----------
                                                                                                         1,264,138
                                                                                                       -----------
             PANAMA -- 5.4%
   200,000   Republic of Panama, IRB*.......................................     3.750     07/17/14        155,250
   667,631   Republic of Panama, PDI Bond*(b)...............................     6.688     07/17/16        585,846
                                                                                                       -----------
                                                                                                           741,096
                                                                                                       -----------
             PERU -- 4.3%
   500,000   Government of Peru, PDI Bond*..................................     4.000     03/07/17        330,625
   400,000   Government of Peru, PDI Bond*..................................     4.000     03/07/17        264,500
                                                                                                       -----------
                                                                                                           595,125
                                                                                                       -----------
             PHILIPPINES -- 2.3%
   200,000   Republic of the Philippines Treasury Bill(e)...................     --        08/14/98        198,750
   125,000   Republic of the Philippines(f).................................     8.750     10/07/16        123,828
                                                                                                       -----------
                                                                                                           322,578
                                                                                                       -----------

                See accompanying notes to financial statements.
                                                                          PAGE 5

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                      INTEREST    MATURITY       VALUE
AMOUNT (A)                             DESCRIPTION                               RATE        DATE       (NOTE 1A)
----------   ---------------------------------------------------------------   --------    --------    -----------
             POLAND -- 3.0%
PLZ 2,000,000 Republic of Poland.............................................   12.000%    06/12/02    $   417,239
                                                                                                       -----------
             RUSSIA -- 14.0%
 2,700,000   Russia -- Principal Loan(b)(c)(e)..............................     --        12/29/49      1,932,188
                                                                                                       -----------
             VENEZUELA -- 11.2%
   500,000   Republic of Venezuela, DCB, Series DL*.........................     6.750     12/18/07        467,813
 1,300,000   Republic of Venezuela, Par Bond, including 6,500
               attached warrants, expiring 03/31/20(f)......................     6.750     03/31/20      1,068,435
                                                                                                       -----------
                                                                                                         1,536,248
                                                                                                       -----------
             TOTAL SOVEREIGN BONDS
                 (cost $9,943,589).................................................................     10,362,354
                                                                                                       -----------

             LOAN PARTICIPATIONS -- 7.2%
             ALGERIA -- 3.4%
   525,000   The People's Democratic Republic of Algeria, Tranche A*(d)
               (Chase Manhattan Bank).......................................     6.910     09/04/06        464,625
                                                                                                       -----------
             MOROCCO -- 3.8%
   575,000   Kingdom of Morocco, Tranche A * (d) (Chase Manhattan Bank, N.A.
               and Morgan Guaranty Trust Company)...........................     6.813     01/01/09        529,359
                                                                                                       -----------
             TOTAL LOAN PARTICIPATIONS
                 (cost $943,420)...................................................................        993,984
                                                                                                       -----------

             U.S. TREASURY NOTE -- 8.9%
 1,250,000   U.S. Treasury Note(f) (cost $1,227,362)........................     6.125     08/15/07      1,230,275
                                                                                                       -----------
             TOTAL INVESTMENTS -- 93.8%
                 (cost $12,462,873)................................................................     12,931,363
             Other assets in excess of liabilities -- 6.2%.........................................        849,845
                                                                                                       -----------
             NET ASSETS -- 100.0%..................................................................    $13,781,208
                                                                                                       -----------
                                                                                                       -----------

                See accompanying notes to financial statements.
PAGE 6

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND (CONCLUDED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACT
--------------------------------------------------------------------------------

                                           MATURITY    CONTRACT TO    IN EXCHANGE    CONTRACTS AT     UNREALIZED
                                             DATE        DELIVER          FOR           VALUE        DEPRECIATION
                                           --------    -----------    -----------    ------------    ------------
Sales...................................   09/22/97    DEM 440,000     $ 237,581       $243,911        $ (6,330)
                                                                                                     ------------
                                                                                                     ------------

  * Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
 (a) Principal denominated in U.S. dollars unless otherwise indicated.
 (b) Payment-in-kind security for which all or part of the interest earned is paid by the issuance of additional bonds.
 (c) When and if issued. Security issued pursuant to the corresponding government's Brady Plan debt restructuring. The investment advisor believes that the Brady Plan will be finalized and the related bonds issued. Accordingly, the Fund has marked-to-market its investment in this security at year end.
 (d) Participation interest was acquired through the financial institutions indicated parenthetically.
 (e) Non-income producing security.
 (f) Security is segregated as collateral for when and if issued securities and loan participations.

Abbreviations used in this statement:

DCB -- Debt Conversion Bonds
DEM -- German Deutschemark
FLIRB -- Front-Loaded Interest Reduction Bonds
IAB -- Interest Arrears Bonds
IRB -- Interest Reduction Bonds
PDI -- Past Due Interest
PLZ -- Polish Zloty

                See accompanying notes to financial statements.
                                                                          PAGE 7

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            COMMON STOCKS -- 87.6%
            CHINA -- 6.7%
  140,000   Beijing Yanhua Petrochemical............................................................   $   54,196
   30,000   Heilongjiang Electric Power, Class B....................................................       28,200
   30,000   Shanghai Tyre and Rubber, Class B.......................................................       14,700
  132,000   Shanghai Worldbest, Class B.............................................................       96,888
   70,000   Shenzhen Chiwan Wharf Holdings, Class B.................................................       42,996
   53,000   Shenzhen Fangda, Class B................................................................       88,909
                                                                                                       ----------
                                                                                                          325,889
                                                                                                       ----------
            HONG KONG -- 38.2%
   21,000   Asia Satellite Telecommunications Holdings..............................................       58,533
  120,000   Beijing Datang Power*...................................................................       64,649
    8,000   Beijing Enterprises*....................................................................       60,391
    7,000   Cheung Kong.............................................................................       74,069
   31,000   China Resources Enterprises.............................................................      130,008
   37,000   Continental Mariner Investment..........................................................       46,790
   46,000   Cosco Pacific...........................................................................       89,335
  136,000   Far East Hotels & Entainment............................................................       71,076
   32,000   Guangdong Kelon Electronics.............................................................       39,848
   55,200   HKR International.......................................................................       70,518
   17,000   Hong Kong Land Holdings.................................................................       49,130
   28,500   Hutchison Whampoa.......................................................................      237,209
   20,000   Ka Wah Bank.............................................................................       59,746
   47,000   Kwong On Bank...........................................................................       69,443
   26,000   New World Development...................................................................      162,049
   25,500   New World Infrastructure*...............................................................       71,405
   74,000   Ng Fung Hong............................................................................       99,787
  152,000   Poly Investment Holdings................................................................       47,074
   44,000   Shum Yip Investment.....................................................................       62,172
  130,000   Silver Grant International..............................................................       93,942
   28,000   Swire Pacific, Class A..................................................................      214,078
                                                                                                       ----------
                                                                                                        1,871,252
                                                                                                       ----------
            INDIA -- 10.3%
    3,300   East India Hotel -- GDR.................................................................       45,870
    6,000   Industrial Credit & Investment -- GDR...................................................       84,000
    6,500   Mahindra & Mahindra -- GDR..............................................................       74,100
    9,300   Reliance Industries -- GDR..............................................................      182,513
    6,000   State Bank of India -- GDR..............................................................      118,500
                                                                                                       ----------
                                                                                                          504,983
                                                                                                       ----------
            INDONESIA -- 1.5%
   15,000   PT Indostat(a)..........................................................................       30,354
  193,900   PT Lippo Life Insurance(a)..............................................................       40,873
                                                                                                       ----------
                                                                                                           71,227
                                                                                                       ----------

                See accompanying notes to financial statements.
PAGE 8

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            KOREA -- 4.0%
    1,407   Deasung Industrial......................................................................   $   56,124
    2,800   Hyundai Engineering & Construction*.....................................................       58,947
      300   Mirae*..................................................................................       53,850
      253   Samsung Electronics.....................................................................       27,191
                                                                                                       ----------
                                                                                                          196,112
                                                                                                       ----------
            MALAYSIA -- 6.9%
   25,000   Kian Joo Can Factory....................................................................       74,391
   24,000   Malakoff................................................................................       55,819
   23,000   Resorts World...........................................................................       44,053
   29,000   Sime Darby..............................................................................       68,440
   16,000   Tenaga Nasional.........................................................................       47,610
   12,000   United Engineers........................................................................       48,841
                                                                                                       ----------
                                                                                                          339,154
                                                                                                       ----------
            PHILIPPINES -- 3.2%
  384,000   Belle*..................................................................................       60,235
   29,000   Manila Electric, Class B................................................................       97,614
                                                                                                       ----------
                                                                                                          157,849
                                                                                                       ----------
            SINGAPORE -- 8.0%
    7,000   Cycle & Carriage........................................................................       40,291
   31,500   DBS Land................................................................................       80,860
    5,000   Elec & Eltek International..............................................................       36,000
   31,000   Hong Leong Finance(a)...................................................................       60,503
   75,000   Noble Group.............................................................................       31,500
   13,000   Singapore Airlines......................................................................       94,608
   23,000   Wing Tai Holdings.......................................................................       48,693
                                                                                                       ----------
                                                                                                          392,455
                                                                                                       ----------
            SRI LANKA -- 0.5%
   99,000   Asia Capital*...........................................................................       22,126
                                                                                                       ----------
            TAIWAN -- 5.3%
   15,000   Compal Electronics......................................................................       72,075
    5,000   Compeq Manufacturing....................................................................       47,006
   21,000   Nan Ya Plastics.........................................................................       54,840
   32,000   Sheng Yu Steel..........................................................................       45,014
   41,800   Yang Ming Marine Transport..............................................................       40,170
                                                                                                       ----------
                                                                                                          259,105
                                                                                                       ----------

                See accompanying notes to financial statements.
                                                                          PAGE 9

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            THAILAND -- 3.0%
    3,500   Delta Electronics.......................................................................   $   28,739
   22,000   Industrial Finance......................................................................       17,419
    3,700   Shinawatra Computer(a)..................................................................       18,446
    2,000   Siam Cement(a)..........................................................................       30,733
    2,000   Siam Cement.............................................................................       22,874
   11,000   Singer Thailand.........................................................................       18,710
   36,450   Thai Telephone & Telecommunications*(a).................................................       11,224
                                                                                                       ----------
                                                                                                          148,145
                                                                                                       ----------
            TOTAL COMMON STOCKS
              (cost $4,829,421).....................................................................    4,288,297
                                                                                                       ----------

PRINCIPAL
 AMOUNT     CONVERTIBLE CORPORATE BONDS -- 2.2%
---------
$ 100,000   Taiwan Semiconductor, 0.00%, due 07/03/02                                                     106,375
              (cost $100,000).......................................................................
                                                                                                       ----------
            WARRANTS AND RIGHTS -- 1.9%
  140,000   Hutchison Call Warrants, expires 12/30/97...............................................       21,318
  120,000   Shanghai Industrial Warrants, expires 11/18/97..........................................       46,455
  180,000   Swire Pacific Warrants, expires 02/14/98................................................       22,763
       36   LG Information & Communications Rights, expires 09/19/97(b).............................          961
    5,120   Sheng Yu Steel Rights, expires 09/10/97(b)..............................................        1,676
                                                                                                       ----------
            TOTAL WARRANTS AND RIGHTS
              (cost $71,003)........................................................................       93,173
                                                                                                       ----------

CONTRACTS   PURCHASED OPTIONS -- 3.2%
---------
                                                                                                           31,167
      280   Hang Seng Index OTC Put (expiring 09/19/97, exercise price HKD 4,773)...................
                                                                                                          125,358
    1,600   Samsung Electronics Call (expiring 02/01/99, exercise price $0.10)......................
                                                                                                                8
   38,000   Overseas United Bank Call (expiring 10/11/97, exercise price $6.5868)...................
                                                                                                       ----------
            TOTAL PURCHASED OPTIONS
              (cost $153,340).......................................................................      156,533
                                                                                                       ----------
            TOTAL INVESTMENTS -- 94.9%
              (cost $5,153,764).....................................................................    4,644,378
            Other assets in excess of liabilities -- 5.1%...........................................      250,383
                                                                                                       ----------
            NET ASSETS -- 100.0%....................................................................   $4,894,761
                                                                                                       ----------
                                                                                                       ----------

  * Non-income producing security.
 (a) Foreign Shares
 (b) Securities fair valued under procedures adopted by the Board of Directors. At August 31, 1997, total securities fair valued in this manner amounted to $2,637 (0.1% of Net Assets).

Abbreviations used in this statement:

GDR -- Global Depository Receipt
HKD -- Hong Kong Dollar
OTC -- Over The Counter

                See accompanying notes to financial statements.
PAGE 10

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        EMERGING
                                                                         HIGH YIELD      MARKETS      ASIA GROWTH
                                                                         BOND FUND      DEBT FUND        FUND
                                                                         ----------    -----------    -----------
ASSETS:
     Investments, at value (Note A)...................................   $4,411,938    $12,931,363    $4,644,378
     Cash and foreign currency........................................       20,340      2,118,967        22,637
     Receivable for securities sold...................................       --          2,087,500       351,455
     Interest and dividends receivable................................       83,161        237,882        10,703
     Receivable from investment advisor...............................       96,065         98,052       127,856
     Deferred organization expense....................................       47,221         52,635        58,003
                                                                         ----------    -----------    -----------
          Total assets................................................    4,658,725     17,526,399     5,215,032
                                                                         ----------    -----------    -----------
LIABILITIES:
  Payable for:
     Securities purchased.............................................       --          3,657,656       247,693
     Unrealized depreciation of forward foreign currency contracts....       --              6,330        --
     Accrued expenses.................................................       48,983         81,205        72,578
                                                                         ----------    -----------    -----------
          Total liabilities...........................................       48,983      3,745,191       320,271
                                                                         ----------    -----------    -----------
NET ASSETS............................................................   $4,609,742    $13,781,208    $4,894,761
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------
NET ASSETS CONSIST OF:
     Paid-in capital..................................................   $3,942,820    $11,861,967    $4,611,163
     Undistributed net investment income..............................      313,097        498,927         2,902
     Accumulated net realized gain on investments, options and foreign
       currency transactions..........................................      184,818        961,612       791,853
     Net unrealized appreciation (depreciation) on investments,
       foreign currency transactions and other assets.................      169,007        458,702      (511,157)
                                                                         ----------    -----------    -----------
NET ASSETS............................................................   $4,609,742    $13,781,208    $4,894,761
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------
SHARES OUTSTANDING....................................................      406,126      1,162,402       464,050
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------
NET ASSET VALUE PER SHARE.............................................   $    11.35    $     11.86    $    10.55
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------
Note A: Cost of investments...........................................   $4,242,931    $12,462,873    $5,153,764
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------

                See accompanying notes to financial statements.
                                                                         PAGE 11

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             HIGH        EMERGING
                                                                             YIELD       MARKETS      ASIA GROWTH
                                                                           BOND FUND    DEBT FUND        FUND
                                                                           ---------    ----------    -----------
INCOME:
     Interest...........................................................   $331,161     $  543,849     $   1,856
     Dividends (Note A).................................................      --            --            43,620
                                                                           ---------    ----------    -----------
                                                                            331,161        543,849        45,476
EXPENSES:
     Management fee.....................................................     16,420         41,930        19,531
     Custody and administration fees....................................     82,550         88,800       122,500
     Audit and tax return preparation fees..............................     10,000         26,000         8,000
     Amortization of organization expenses..............................      6,427          6,427         7,947
     Legal..............................................................        500          2,500         1,500
     Directors' fees and expenses.......................................      3,000          2,500         3,000
     Registration and filing fees.......................................      7,150          8,250         6,950
     Printing...........................................................      3,500          7,500         3,000
     Shareholder services...............................................        500            500           500
     Other..............................................................        500            500           500
                                                                           ---------    ----------    -----------
                                                                            130,547        184,907       173,428
     Management fee waived and expenses absorbed by investment
       advisor..........................................................   (112,485 )     (139,982)     (147,387)
                                                                           ---------    ----------    -----------
     Net expenses.......................................................     18,062         44,925        26,041
                                                                           ---------    ----------    -----------
NET INVESTMENT INCOME...................................................    313,099        498,924        19,435
                                                                           ---------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments (Note B)...............................................    184,818        951,171       830,868
     Foreign currency transactions......................................      --            18,493       (18,339)
                                                                           ---------    ----------    -----------
                                                                            184,818        969,664       812,529
                                                                           ---------    ----------    -----------
  Net change in unrealized appreciation (depreciation) on:
     Investments........................................................    (64,327 )      213,342      (784,231)
                                                                           ---------    ----------    -----------
     Foreign currency transactions and other assets.....................      --            (6,343)       (1,831)
                                                                           ---------    ----------    -----------
                                                                            (64,327 )      206,999      (786,062)
                                                                           ---------    ----------    -----------
NET REALIZED AND UNREALIZED GAIN........................................    120,491      1,176,663        26,467
                                                                           ---------    ----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................   $433,590     $1,675,587     $  45,902
                                                                           ---------    ----------    -----------
                                                                           ---------    ----------    -----------
Note A: Net of foreign withholding tax of...............................   $  --        $   --         $   3,630
                                                                           ---------    ----------    -----------
                                                                           ---------    ----------    -----------
Note B: Net of foreign withholding tax of...............................   $  --        $   --         $   1,178
                                                                           ---------    ----------    -----------
                                                                           ---------    ----------    -----------

                See accompanying notes to financial statements.
PAGE 12

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         EMERGING
                                                                         HIGH YIELD       MARKET       ASIA GROWTH
                                                                          BOND FUND      DEBT FUND        FUND
                                                                         -----------    -----------    -----------
OPERATIONS:
     Net investment income............................................   $   313,099    $   498,924    $   19,435
     Net realized gain on investments and foreign currency
       transactions...................................................       184,818        969,664       812,529
     Net change in unrealized appreciation (depreciation) on
       investments, foreign currency transactions and other assets....       (64,327)       206,999      (786,062 )
                                                                         -----------    -----------    -----------
     Net increase in net assets from operations.......................       433,590      1,675,587        45,902
                                                                         -----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income.............................      (126,300)       (85,212)      (32,026 )
     Distributions from net realized gains............................      (170,305)      (218,931)     (161,057 )
                                                                         -----------    -----------    -----------
                                                                            (296,605)      (304,143)     (193,083 )
                                                                         -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares....................................       --           6,000,000        --
     Net asset value of shares issued in reinvestment of dividends....       296,606        261,315       193,083
     Payment for redemption of shares.................................    (2,398,634)       (62,174)      (93,235 )
                                                                         -----------    -----------    -----------
     Change in net assets resulting from capital share transactions...    (2,102,028)     6,199,141        99,848
                                                                         -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS.................................    (1,965,043)     7,570,585       (47,333 )
                                                                         -----------    -----------    -----------
NET ASSETS:
     Beginning of period..............................................     6,574,785      6,210,623     4,942,094
                                                                         -----------    -----------    -----------
     End of period*...................................................   $ 4,609,742    $13,781,208    $4,894,761
                                                                         -----------    -----------    -----------
                                                                         -----------    -----------    -----------
     *Including undistributed net investment income of................   $   313,097    $   498,927    $    2,902
                                                                         -----------    -----------    -----------
                                                                         -----------    -----------    -----------

                See accompanying notes to financial statements.
                                                                         PAGE 13

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED FEBRUARY 28, 1997(A)(B)(C)
--------------------------------------------------------------------------------

                                                                                        EMERGING
                                                                         HIGH YIELD    MARKET DEBT    ASIA GROWTH
                                                                         BOND FUND        FUND           FUND
                                                                         ----------    -----------    -----------
OPERATIONS:
     Net investment income............................................   $  401,544    $   195,671    $    16,668
     Net realized gain on investments, options, and foreign currency
       transactions...................................................      179,876        221,919        172,352
     Net change in unrealized appreciation on investments, foreign
       currency transactions and other assets.........................      233,334        251,703        274,905
                                                                         ----------    -----------    -----------
     Net increase in net assets from operations.......................      814,754        669,293        463,925
                                                                         ----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income.............................     (275,246)      (110,456)       (16,532)
     Distributions from net realized gains............................       (9,571)       (11,040)       (16,614)
                                                                         ----------    -----------    -----------
                                                                           (284,817)      (121,496)       (33,146)
                                                                         ----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares....................................   10,905,307      8,800,000      6,600,000
     Net asset value of shares issued in reinvestment of dividends....      284,817        121,496         33,146
     Payment for redemption of shares.................................   (5,178,606)    (3,292,000)    (2,155,171)
                                                                         ----------    -----------    -----------
     Change in net assets resulting from capital share transactions...    6,011,518      5,629,496      4,477,975
                                                                         ----------    -----------    -----------
NET INCREASE IN NET ASSETS............................................    6,541,455      6,177,293      4,908,754
                                                                         ----------    -----------    -----------
NET ASSETS:
     Beginning of period..............................................       33,330         33,330         33,340
                                                                         ----------    -----------    -----------
     End of period*...................................................   $6,574,785    $ 6,210,623    $ 4,942,094
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------
     *Including undistributed net investment income of................   $  126,298    $    85,215    $    15,493
                                                                         ----------    -----------    -----------
                                                                         ----------    -----------    -----------

------------

(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The Emerging Markets Debt Fund's commencement of investment operations was October 17, 1996.

(c) The Asia Growth Fund's commencement of investment operations was May 6,
    1996.

                See accompanying notes to financial statements.
PAGE 14

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Institutional High Yield Bond Fund (the 'High Yield Bond Fund'), Salomon Brothers Institutional Asia Growth Fund (the 'Asia Growth Fund') and Salomon Brothers Institutional Emerging Markets Debt Fund (the 'Emerging Markets Debt Fund') are portfolios of the Salomon Brothers Institutional Series Funds Inc (the 'Institutional Series'). The Institutional Series is an open-end investment company incorporated in Maryland on January 19, 1996. Each Fund has a specific investment objective: the High Yield Bond Fund's objective is to maximize total return by investing primarily in a portfolio of high yield fixed-income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services; the Emerging Markets Debt Fund's objective is to maximize total return by investing primarily in debt securities of government, government related and corporate issuers located in emerging market countries; the Asia Growth Fund's objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Institutional Series in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) INVESTMENT VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value (using the bid price), until the 60th day prior to maturity, and will then be valued on an amortized cost basis.

     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as 'Foreign Shares' in the Portfolio of Investments) may be created and offered for investment. The 'local' and 'foreign' shares' market values may differ.

     Foreign securities quoted in a foreign currency are translated into U.S. dollars using exchange rates at 2:30 p.m. Eastern time (12:30 p.m. for the Asia Growth Fund), or at such other rates as Salomon Brothers Asset Management ('SBAM') may determine to be appropriate in computing net asset value.

     Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

     (B) OPTION CONTRACTS. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

--------------------------------------------------------------------------------

     is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

     (C) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is each Fund's policy that the Fund take possession, through its custodian, of the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     (D) FOREIGN CURRENCY TRANSLATION. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

     (E) FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the value of portfolio securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

     (F) FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

     The Asia Growth Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

     (G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Each Fund declares dividends from net investment income annually. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP primarily due to differences in the treatment of foreign currency gains/losses, treatment of gain from passive foreign investment companies ('PFICs'), deferral of

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

--------------------------------------------------------------------------------

     wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

     (H) EXPENSES. Direct expenses are charged to the Fund that incurred them, and general expenses of the Institutional Series are allocated to the Funds based on each Fund's relative net assets.

     (I) ORGANIZATIONAL COSTS. Certain costs incurred in connection with each Fund's organization have been deferred and are being amortized by the Funds over a 60 month period from the date each Fund commenced investment operations. In the event that any of the initial shares purchased by SBAM are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organization costs which the number of shares redeemed bears to the total number of initial shares purchased.

     (J) OTHER. Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or on a when-known basis for the Asia Growth Fund. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2. MANAGEMENT FEE AND OTHER AGREEMENTS

Each Fund retains SBAM, an indirect wholly owned subsidiary of Salomon Inc, to act as investment manager of each Fund, subject to the supervision by the Board of Directors of the Institutional Series. Among other things, SBAM furnishes the Funds with office space and certain services and facilities required for conducting the business of the Funds, and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is based on the following annual percentages of each Funds' average daily net assets: .50% for the High Yield Bond Fund, .70% for the Emerging Markets Debt Fund and .75% for the Asia Growth Fund. SBAM has retained Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), an affiliate of SBAM, to act as sub-advisor to the Asia Growth Fund. SBAM AP is compensated by SBAM at no additional expense to the Asia Growth Fund. Salomon Brothers Asset Management Limited ('SBAM Limited'), an affiliate of SBAM, provides certain administrative services to the Asia Growth Fund. For such administrative services, SBAM Limited is compensated by SBAM at no additional expense to the Asia Growth Fund.

For the six months ended August 31, 1997, SBAM waived management fees of $16,420, $41,930 and $19,531 for the High Yield Bond Fund, Emerging Markets Debt Fund and Asia Growth Fund, respectively, and voluntarily absorbed expenses of $96,065, $98,052 and $127,856 for the High Yield Bond Fund, Emerging Markets Debt Fund and Asia Growth Fund, respectively.

Investors Bank & Trust Company ('IBT') serves as custodian and administrator for each Fund, which includes performing certain administrative services in connection with the operation of each Fund.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

--------------------------------------------------------------------------------

3. CAPITAL STOCK

At August 31, 1997, the Institutional Series had 10,000,000,000 shares of authorized capital stock, par value $.001 per share. Transactions in Fund shares for the six months ended August 31, 1997 were as follows:

                                                      HIGH         EMERGING
                                                      YIELD      MARKETS DEBT       ASIA
                                                    BOND FUND        FUND        GROWTH FUND
                                                    ---------    ------------    -----------
Shares sold......................................      --           575,264         --
Shares issued as reinvestment....................     27,112         23,145         17,178
Shares redeemed..................................    211,893          5,300          7,848
                                                    ---------    ------------    -----------
Net increase (decrease)..........................   (184,781 )      593,109          9,330
                                                    ---------    ------------    -----------
                                                    ---------    ------------    -----------

At August 31, 1997, SBAM owned approximately 19% and 45% of the total shares outstanding of the Emerging Markets Debt Fund and Asia Growth Fund, respectively.

4. PORTFOLIO ACTIVITY

Cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the six months ended August 31, 1997, were as follows:

                                                                   PURCHASES        SALES
                                                                  -----------    -----------

High Yield Bond Fund...........................................   $ 4,247,319    $ 6,277,288
                                                                  -----------    -----------
                                                                  -----------    -----------
Emerging Markets Debt Fund.....................................   $33,618,591    $27,458,755
                                                                  -----------    -----------
                                                                  -----------    -----------
Asia Growth Fund...............................................   $ 7,365,062    $ 7,648,389
                                                                  -----------    -----------
                                                                  -----------    -----------

At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held in each Fund were as follows:

                                                             GROSS            GROSS         NET UNREALIZED
                                            AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                              COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                           -----------    ------------    --------------    --------------

High Yield Bond Fund....................   $ 4,242,931      $181,281        $   12,274        $  169,007
Emerging Markets Debt Fund..............   $12,462,873      $603,612        $  135,122        $  468,490
Asia Growth Fund........................   $ 5,153,764      $314,492        $  823,878        $ (509,386)

5. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in emerging markets and high yield debt instruments are subject to certain credit and market risks. The yields of debt obligations reflect, among other things, perceived credit risk. Securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes in emerging market countries may have disruptive effects on the market prices of investments held by the Funds.

The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Foreign securities and currency transactions involve certain considerations and risks not typically associated with those of U.S. Dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK. Each Fund may enter into forward foreign currency contracts ('forward contracts') to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The High Yield Bond Fund and Emerging Markets Debt Fund may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. A risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

6. EVENTS SUBSEQUENT TO AUGUST 31, 1997

On September 24, 1997, Travelers Group ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc the 'Adviser,' announced their agreement (the 'Transaction') to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services. Upon consummation of the Transaction, Travelers will become the ultimate parent of the Adviser, which will continue to serve as investment adviser to the Funds.

Management expects the Transaction to be completed by the end of November, 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.

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

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

FINANCIAL HIGHLIGHTS
SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                                               EMERGING MARKETS
                                                 HIGH YIELD BOND FUND              DEBT FUND                ASIA GROWTH FUND
                                              --------------------------   -------------------------   --------------------------
                                              SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                                 ENDED                        ENDED        PERIOD         ENDED
                                              AUGUST 31,    PERIOD ENDED   AUGUST 31,       ENDED      AUGUST 31,    PERIOD ENDED
                                                 1997       FEBRUARY 28,      1997        FEBRUARY        1997       FEBRUARY 28,
                                              (UNAUDITED)     1997(A)      (UNAUDITED)   28, 1997(B)   (UNAUDITED)     1997(C)
                                              -----------   ------------   -----------   -----------   -----------   ------------

Net asset value, beginning of period.........   $ 11.13        $10.00        $ 10.91       $ 10.00       $ 10.87       $  10.00
                                              -----------      ------      -----------   -----------   -----------   ------------
    Net investment income....................      0.77          0.57           0.35          0.35          0.04           0.04
    Net gain (loss) on investments (both
      realized and unrealized)...............     (0.05)         0.93           0.87          0.78          0.06           0.91
                                              -----------      ------      -----------   -----------   -----------   ------------
        Total from investment operations.....      0.72          1.50           1.22          1.13          0.10           0.95
                                              -----------      ------      -----------   -----------   -----------   ------------
    Dividends from net investment income.....     (0.21)        (0.36)         (0.08)        (0.20)        (0.07)         (0.04)
    Distributions from net realized gain on
      investments............................     (0.29)        (0.01)         (0.19)        (0.02)        (0.35)         (0.04)
                                              -----------      ------      -----------   -----------   -----------   ------------
        Total dividends and distributions....     (0.50)        (0.37)         (0.27)        (0.22)        (0.42)         (0.08)
                                              -----------      ------      -----------   -----------   -----------   ------------
Net asset value, end of period...............   $ 11.35        $11.13        $ 11.86       $ 10.91       $ 10.55       $  10.87
                                              -----------      ------      -----------   -----------   -----------   ------------
                                              -----------      ------      -----------   -----------   -----------   ------------
Net assets, end of period (thousands)........   $ 4,610        $6,575        $13,781       $ 6,211       $ 4,895       $  4,942
Total return*................................      +6.7%        +15.1%         +11.2%        +11.4%         +0.8%          +9.6%
Ratios to average net assets:
    Expenses.................................      0.55%**       0.55%**        0.75%**       0.75%**       1.00%**        1.00%**
    Net investment income....................      9.53%**       9.36%**        8.33%**       8.94%**       0.75%**        0.58%**
Portfolio turnover rate......................        70%          151%           260%          136%         1.49%           133%
Average Broker Commisssion Rate..............       N/A           N/A            N/A           N/A       $0.0055       $ 0.0052
Before waiver of management fee, expenses
  absorbed by SBAM and credits earned from
  and fees waived by the custodian, net
  investment income (loss) per share and
  expense ratios would have been:
    Net investment income (loss) per share...   $  0.57        $ 0.29        $  0.21       $  0.08       $ (0.28)      $  (0.59)
    Expense ratio............................      3.00%**       5.22%**        4.15%**       7.57%**       6.71%**       10.03%**

------------

(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The Emerging Markets Debt Fund's commencement of investment operations was October 17, 1996.

(c) The Asia Growth Fund's commencement of investment operations was May 6,
    1996.

 * Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.

 ** Annualized.

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

TELEPHONE
1-888-777-0102, TOLL FREE


DISTRIBUTOR
SALOMON BROTHERS INC
SEVEN WORLD TRADE CENTER
NEW YORK, NEW YORK 10048


INVESTMENT MANAGER
SALOMON BROTHERS ASSET MANAGEMENT INC
SEVEN WORLD TRADE CENTER
NEW YORK, NEW YORK 10048


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


DIVIDEND DISBURSING AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
53 STATE STREET
BOSTON, MASSACHUSETTS 02109-2873


LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
425 LEXINGTON AVENUE
NEW YORK, NEW YORK 10017





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           SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
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